UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10067

Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.4% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
	AWAS Capital, Inc.
$1,923,074	Term Loan, 5.00%, Maturing March 22, 2013	$1,576,921
	Colt Defense, LLC
994,947	Term Loan, 5.74%, Maturing July 9, 2014	905,401
	DAE Aviation Holdings, Inc.
283,871	Term Loan, 6.55%, Maturing July 31, 2014	264,000
287,234	Term Loan, 7.15%, Maturing July 31, 2014	267,128
	Evergreen International Aviation
373,538	Term Loan, 10.00%, Maturing October 31, 2011	326,845
	Hawker Beechcraft Acquisition
3,478,323	Term Loan, 5.76%, Maturing March 26, 2014	3,055,953
203,728	Term Loan, 5.76%, Maturing March 26, 2014	178,990
	Hexcel Corp.
213,766	Term Loan, 4.94%, Maturing March 1, 2012	207,353
	PGS Solutions, Inc.
1,827,339	Term Loan, 4.82%, Maturing February 14, 2013	1,608,059
	TransDigm, Inc.
2,425,000	Term Loan, 5.21%, Maturing June 23, 2013	2,244,641
	Vought Aircraft Industries, Inc.
1,853,812	Term Loan, 6.21%, Maturing December 17, 2011	1,683,493
498,825	Term Loan, 7.50%, Maturing December 22, 2011	486,354
	Wesco Aircraft Hardware Corp.
2,413,313	Term Loan, 5.96%, Maturing September 29, 2013	2,201,395
		$15,006,533
Air Transport — 0.7%
	Delta Air Lines, Inc.
$1,000,000	Term Loan, 5.52%, Maturing April 30, 2012	$781,667
691,250	Term Loan - Second Lien, 6.95%, Maturing April 30, 2014	489,405
	Northwest Airlines, Inc.
4,645,596	DIP Loan, 4.75%, Maturing August 21, 2009	4,016,503
		$5,287,575
Automotive — 3.7%
	Accuride Corp.
$4,098,258	Term Loan, 6.73%, Maturing January 31, 2012	$3,579,144
	Adesa, Inc.
3,262,065	Term Loan, 6.02%, Maturing October 18, 2013	2,693,242
	Affina Group, Inc.
268,350	Term Loan, 5.80%, Maturing November 30, 2011	252,249
	Allison Transmission, Inc.
1,972,089	Term Loan, 5.38%, Maturing September 30, 2014	1,638,946
	Chrysler Financial
2,678,249	Term Loan, 6.82%, Maturing August 1, 2014	1,819,201
	Dayco Products, LLC
1,426,436	Term Loan, 7.92%, Maturing June 21, 2011	962,844
	Delphi Corp.
1,000,000	DIP Loan, 7.25%, Maturing December 31, 2008	976,875
138,644	DIP Loan, 8.50%, Maturing December 31, 2008	115,282
1,361,357	DIP Loan, 8.50%, Maturing December 31, 2008	1,131,968
	Dollar Thrifty Automotive Group, Inc.
451,500	Term Loan, 5.89%, Maturing June 15, 2014	332,981
	Federal-Mogul Corp.
1,233,783	Term Loan, 4.49%, Maturing December 27, 2014	902,718
1,950,177	Term Loan, 4.89%, Maturing December 27, 2015	1,426,880

	Ford Motor Co.
$2,450,362	Term Loan, 5.49%, Maturing December 15, 2013	$1,620,811
	General Motors Corp.
5,655,614	Term Loan, 5.16%, Maturing November 29, 2013	3,718,566
	Goodyear Tire & Rubber Co.
4,425,000	Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	3,765,675
	Keystone Automotive Operations, Inc.
958,143	Term Loan, 6.58%, Maturing January 12, 2012	627,584
	LKQ Corp.
667,213	Term Loan, 4.74%, Maturing October 12, 2014	589,349
	Tenneco Automotive, Inc.
525,000	Term Loan, 3.99%, Maturing March 17, 2014	475,125
	TriMas Corp.
187,500	Term Loan, 4.88%, Maturing August 2, 2011	167,812
1,293,712	Term Loan, 5.37%, Maturing August 2, 2013	1,157,872
	TRW Automotive, Inc.
913,438	Term Loan, 4.47%, Maturing February 2, 2014	860,154
	United Components, Inc.
963,513	Term Loan, 4.81%, Maturing June 30, 2010	896,067
		$29,711,345
Beverage and Tobacco — 0.3%
	Constellation Brands, Inc.
$619,576	Term Loan, 4.24%, Maturing June 5, 2013	$565,584
	Culligan International Co.
1,797,625	Term Loan, 5.99%, Maturing November 24, 2014	1,262,832
	Van Houtte, Inc.
871,183	Term Loan, 6.26%, Maturing July 11, 2014	792,777
118,798	Term Loan, 6.26%, Maturing July 11, 2014	108,106
		$2,729,299
Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$728,837	Term Loan, 5.20%, Maturing December 31, 2012	$678,547
		$678,547
Building and Development — 2.7%
	AIMCO Properties, L.P.
$1,225,000	Term Loan, 3.99%, Maturing March 23, 2011	$1,117,812
	Beacon Sales Acquisition, Inc.
1,653,535	Term Loan, 4.91%, Maturing September 30, 2013	1,397,237
	Brickman Group Holdings, Inc.
1,678,480	Term Loan, 5.70%, Maturing January 23, 2014	1,419,155
	Building Materials Corp. of America
786,105	Term Loan, 5.56%, Maturing February 22, 2014	621,023
	Capital Automotive (REIT)
325,592	Term Loan, 4.24%, Maturing December 16, 2010	279,195
	Contech Construction Products
781,847	Term Loan, 4.87%, Maturing January 13, 2013	588,991
	Epco/Fantome, LLC
230,000	Term Loan, 6.33%, Maturing November 23, 2010	216,200
	General Growth Properties, Inc.
348,684	Term Loan, 5.74%, Maturing February 24, 2011	277,378
	LNR Property Corp.
1,980,000	Term Loan, 6.04%, Maturing July 3, 2011	1,300,201
	Mueller Water Products, Inc.
3,888,848	Term Loan, 4.91%, Maturing May 24, 2014	3,487,002
	NCI Building Systems, Inc.
187,047	Term Loan, 4.63%, Maturing June 18, 2010	178,630
	Panolam Industries Holdings, Inc.
1,686,869	Term Loan, 6.51%, Maturing September 30, 2012	1,442,273
	Re/Max International, Inc.
490,694	Term Loan, 6.29%, Maturing December 17, 2012	392,556
	Realogy Corp.
2,022,879	Term Loan, 5.57%, Maturing September 1, 2014	1,510,838
544,621	Term Loan, 6.93%, Maturing September 1, 2014	406,764

	South Edge, LLC
$750,000	Term Loan, 7.25%, Maturing October 31, 2009	$446,250
	Standard Pacific Corp.
450,000	Term Loan, 4.56%, Maturing May 5, 2013	348,750
	TRU 2005 RE Holding Co.
4,950,000	Term Loan, 5.49%, Maturing December 9, 2008	4,346,100
	Wintergames Acquisition ULC
2,314,111	Term Loan, 6.96%, Maturing April 24, 2009	2,000,317
		$21,776,672
Business Equipment and Services — 7.6%
	ACCO Brands Corp.
$1,340,476	Term Loan, 4.64%, Maturing August 17, 2012	$1,199,726
	Activant Solutions, Inc.
963,881	Term Loan, 4.80%, Maturing May 1, 2013	785,563
1,458,396	Term Loan, 5.19%, Maturing May 1, 2013	1,188,593
	Acxiom Corp.
1,233,750	Term Loan, 4.84%, Maturing September 15, 2012	1,147,388
	Affiliated Computer Services
3,378,045	Term Loan, 5.10%, Maturing March 20, 2013	3,110,615
2,666,663	Term Loan, 5.71%, Maturing March 20, 2013	2,455,551
	Affinion Group, Inc.
4,223,414	Term Loan, 5.35%, Maturing October 17, 2012	3,906,658
	Allied Barton Security Service
900,000	Term Loan, 7.75%, Maturing February 21, 2015	879,750
	Education Management, LLC
4,239,500	Term Loan, 5.56%, Maturing June 1, 2013	3,713,802
	Euronet Worldwide, Inc.
886,667	Term Loan, 5.74%, Maturing April 4, 2012	829,033
	Info USA, Inc.
982,500	Term Loan, 5.77%, Maturing February 14, 2012	940,744
	Information Resources, Inc.
857,156	Term Loan, 4.56%, Maturing May 7, 2014	724,297
	Intergraph Corp.
1,674,762	Term Loan, 4.81%, Maturing May 29, 2014	1,537,989
1,000,000	Term Loan - Second Lien, 8.81%, Maturing November 29, 2014	942,500
	iPayment, Inc.
2,192,302	Term Loan, 5.16%, Maturing May 10, 2013	1,836,053
	Kronos, Inc.
784,286	Term Loan, 6.01%, Maturing June 11, 2014	698,014
	Language Line, Inc.
467,098	Term Loan, 7.02%, Maturing June 11, 2011	441,407
	Mitchell International, Inc.
1,477,500	Term Loan, 5.81%, Maturing March 28, 2014	1,414,706
	N.E.W. Holdings I, LLC
1,162,820	Term Loan, 5.30%, Maturing May 22, 2014	1,011,653
	Protection One, Inc.
2,017,949	Term Loan, 5.95%, Maturing March 31, 2012	1,795,975
	Quintiles Transnational Corp.
3,388,535	Term Loan, 5.77%, Maturing March 31, 2013	3,011,561
	RiskMetrics Group Holdings, LLC
1,501,533	Term Loan, 5.76%, Maturing January 11, 2014	1,411,441
	Sabre, Inc.
5,190,795	Term Loan, 5.17%, Maturing September 30, 2014	3,529,741
	Safenet, Inc.
740,625	Term Loan, 5.79%, Maturing April 12, 2014	570,281
	Serena Software, Inc.
1,890,435	Term Loan, 4.68%, Maturing March 10, 2013	1,729,748
	Sitel (Client Logic)
956,194	Term Loan, 5.34%, Maturing January 29, 2014	712,365
	Solera Holdings, LLC
1,470,117	Term Loan, 4.82%, Maturing May 15, 2014	1,308,404
	SunGard Data Systems, Inc.
8,880,161	Term Loan, 4.55%, Maturing February 11, 2013	7,750,720
675,000	Term Loan, Maturing February 28, 2014 (2)	643,781

	TDS Investor Corp.
$3,471,156	Term Loan, 5.95%, Maturing August 23, 2013	$2,822,050
1,367,022	Term Loan, 6.01%, Maturing August 23, 2013	1,101,591
274,294	Term Loan, 6.01%, Maturing August 23, 2013	221,035
	Transaction Network Services, Inc.
372,592	Term Loan, 4.80%, Maturing May 4, 2012	344,647
	URS Corp.
397,774	Term Loan, 5.73%, Maturing May 15, 2013	385,344
	Valassis Communications, Inc.
1,441,151	Term Loan, 5.52%, Maturing March 2, 2014	1,268,212
	VWR International, Inc.
1,175,000	Term Loan, 6.26%, Maturing June 28, 2013	989,937
	West Corp.
3,452,524	Term Loan, 5.81%, Maturing October 24, 2013	2,684,338
		$61,045,213
Cable and Satellite Television — 5.4%
	Atlantic Broadband Finance, LLC
$364,621	Term Loan, 6.02%, Maturing February 10, 2011	$339,098
	Bresnan Broadband Holdings, LLC
2,700,000	Term Loan, 4.83%, Maturing March 29, 2014	2,508,751
1,300,000	Term Loan, 5.02%, Maturing March 29, 2014	1,207,917
	Cequel Communications, LLC
3,947,443	Term Loan, 4.79%, Maturing November 5, 2013	3,444,144
1,000,000	Term Loan - Second Lien, 7.30%, Maturing May 5, 2014	815,833
	Charter Communications Operating, Inc.
8,371,183	Term Loan, 4.80%, Maturing April 28, 2013	6,686,482
997,494	Term Loan, 8.77%, Maturing March 6, 2014	936,219
	CSC Holdings, Inc.
4,740,273	Term Loan, 4.57%, Maturing March 29, 2013	4,198,526
	CW Media Holdings, Inc.
445,500	Term Loan, 7.01%, Maturing February 15, 2015	414,315
	DirectTV Holdings, LLC
1,793,652	Term Loan, 5.20%, Maturing April 13, 2013	1,675,784
997,500	Term Loan, 5.60%, Maturing April 13, 2013	952,114
	Foxco Acquistion Sub., LLC
2,075,000	Term Loan, 7.25%, Maturing July 2, 2015	1,952,228
	Insight Midwest Holdings, LLC
3,712,500	Term Loan, 4.49%, Maturing April 6, 2014	3,411,787
	MCC Iowa, LLC
141,750	Term Loan, 4.43%, Maturing March 31, 2010	129,701
	Mediacom Broadband Group
1,238,049	Term Loan, 4.74%, Maturing January 31, 2015	1,088,710
1,984,861	Term Loan, 4.74%, Maturing January 31, 2015	1,745,437
1,496,250	Term Loan, 6.75%, Maturing January 3, 2016	1,432,659
	Mediacom Illinois, LLC
2,380,106	Term Loan, 4.49%, Maturing January 31, 2015	2,106,394
	NTL Investment Holdings, Ltd.
1,490,032	Term Loan, 4.80%, Maturing March 30, 2012	1,361,890
	UPC Broadband Holding B.V.
7,500,000	Term Loan, 4.24%, Maturing December 31, 2014	6,723,750
		$43,131,739
Chemicals and Plastics — 6.0%
	AZ Chem US, Inc.
$931,603	Term Loan, 4.64%, Maturing February 28, 2013	$791,862
	Brenntag Holding GmbH and Co. KG
1,255,273	Term Loan, 5.07%, Maturing December 23, 2013	1,060,705
1,763,182	Term Loan, 5.07%, Maturing December 23, 2013	1,489,889
1,000,000	Term Loan - Second Lien, Maturing December 23, 2015 (2)	800,000
	Celanese Holdings, LLC
6,823,296	Term Loan, 4.28%, Maturing April 2, 2014	6,202,376
	Cognis GmbH
975,000	Term Loan, 4.82%, Maturing September 15, 2013	842,766

	Columbian Chemicals Acquisition
$1,309,601	Term Loan, 7.01%, Maturing March 16, 2013	$1,178,641
	Foamex International, Inc.
1,152,353	Term Loan, 6.03%, Maturing February 12, 2013	757,672
	Georgia Gulf Corp.
2,094,794	Term Loan, 4.99%, Maturing October 3, 2013	1,880,077
	Hercules, Inc.
258,484	Term Loan, 5.20%, Maturing October 8, 2010	247,176
	Hexion Specialty Chemicals, Inc.
493,750	Term Loan, 6.06%, Maturing May 5, 2012	382,039
2,282,582	Term Loan, 5.06%, Maturing May 5, 2013	1,766,148
1,678,053	Term Loan, 5.06%, Maturing May 5, 2013	1,298,394
494,577	Term Loan, 6.06%, Maturing May 5, 2013	382,679
	Huish Detergents, Inc.
592,500	Term Loan, 5.77%, Maturing April 26, 2014	519,425
	Huntsman International, LLC
3,629,268	Term Loan, 5.46%, Maturing August 16, 2012	3,197,643
	INEOS Group
4,547,232	Term Loan, 5.95%, Maturing December 14, 2013	3,792,678
4,547,232	Term Loan, 6.45%, Maturing December 14, 2014	3,889,307
	Innophos, Inc.
1,593,956	Term Loan, 6.76%, Maturing August 10, 2010	1,578,016
	Invista B.V.
194,500	Term Loan, 5.70%, Maturing April 30, 2010	175,050
483,067	Term Loan, 5.45%, Maturing April 29, 2011	431,138
144,127	Term Loan, 5.45%, Maturing April 29, 2011	129,714
	ISP Chemco, Inc.
2,765,000	Term Loan, 4.16%, Maturing June 4, 2014	2,417,647
	Kleopatra
1,175,000	Term Loan, 5.29%, Maturing January 3, 2016	814,666
	Kranton Polymers, LLC
1,715,913	Term Loan, 5.75%, Maturing May 12, 2013	1,534,313
	Lucite International Group Holdings
1,693,721	Term Loan, 5.05%, Maturing July 7, 2013	1,479,183
523,799	Term Loan, 5.05%, Maturing July 7, 2013	453,086
	MacDermid, Inc.
2,287,864	Term Loan, 5.76%, Maturing April 12, 2014	2,059,078
	Millenium Inorganic Chemicals
868,438	Term Loan, 6.01%, Maturing April 30, 2014	699,092
	Momentive Performance Material
2,123,503	Term Loan, 6.00%, Maturing December 4, 2013	1,857,003
	Mosaic Co.
82,095	Term Loan, 5.75%, Maturing December 21, 2012	79,359
	MSCI, Inc.
992,500	Term Loan, 5.31%, Maturing November 5, 2014	956,522
	Propex Fabrics, Inc.
159,939	Term Loan, 9.00%, Maturing July 31, 2012	65,175
	Rockwood Specialties Group, Inc.
2,839,940	Term Loan, 4.30%, Maturing December 10, 2012	2,580,796
	Solo Cup Co.
181,528	Term Loan, 6.47%, Maturing February 27, 2011	171,317
		$47,960,632
Clothing/Textiles — 0.3%
	Hanesbrands, Inc.
$1,290,045	Term Loan, 4.71%, Maturing September 5, 2013	$1,179,585
	The William Carter Co.
1,038,646	Term Loan, 4.78%, Maturing July 14, 2012	976,327
		$2,155,912
Conglomerates — 2.7%
	Amsted Industries, Inc.
$2,481,480	Term Loan, 4.84%, Maturing October 15, 2010	$2,282,962
464,635	Term Loan, 5.03%, Maturing April 5, 2013	427,465

	Doncasters (Dunde HoldCo 4 Ltd.)
$675,760	Term Loan, 6.20%, Maturing July 13, 2015	$618,320
675,760	Term Loan, 6.70%, Maturing July 13, 2015	618,320
	GenTek, Inc.
683,581	Term Loan, 4.80%, Maturing February 28, 2011	627,186
	Jarden Corp.
2,171,960	Term Loan, 5.51%, Maturing January 24, 2012	1,911,325
86,925	Term Loan, 5.51%, Maturing January 24, 2012	76,494
1,984,940	Term Loan, 6.26%, Maturing January 24, 2012	1,798,852
	Johnson Diversey, Inc.
226,893	Term Loan, 4.79%, Maturing December 16, 2010	210,443
2,013,682	Term Loan, 4.79%, Maturing December 16, 2011	1,867,690
	Polymer Group, Inc.
1,455,465	Term Loan, 5.73%, Maturing November 22, 2012	1,237,145
	RBS Global, Inc.
2,401,639	Term Loan, 5.29%, Maturing July 19, 2013	2,185,492
1,688,905	Term Loan, 5.76%, Maturing July 19, 2013	1,604,460
	RGIS Holdings, LLC
2,328,857	Term Loan, 5.75%, Maturing April 30, 2014	1,851,441
116,443	Term Loan, 6.26%, Maturing April 30, 2014	92,572
	The Manitowoc Company Inc.
1,150,000	Term Loan, Maturing August 21, 2014 (2)	1,101,988
	US Investigations Services, Inc.
3,295,423	Term Loan, 5.95%, Maturing February 21, 2015	2,875,256
	Vertrue, Inc.
569,250	Term Loan, 6.77%, Maturing August 16, 2014	515,627
		$21,903,038
Containers and Glass Products — 2.6%
	Berry Plastics Corp.
$3,697,462	Term Loan, 4.80%, Maturing April 3, 2015	$3,006,961
	Consolidated Container Co.
738,750	Term Loan, 5.05%, Maturing March 28, 2014	541,596
	Crown Americas, Inc.
490,000	Term Loan, 4.42%, Maturing November 15, 2012	450,800
	Graham Packaging Holdings Co.
6,422,305	Term Loan, 5.06%, Maturing October 7, 2011	5,757,327
	Graphic Packaging International, Inc.
5,965,465	Term Loan, 4.79%, Maturing May 16, 2014	5,225,747
492,726	Term Loan, 5.98%, Maturing May 16, 2014	441,483
	JSG Acquisitions
195,000	Term Loan, 4.66%, Maturing December 31, 2013	173,550
195,000	Term Loan, 4.91%, Maturing December 13, 2014	173,550
	Kranson Industries, Inc.
293,595	Term Loan, 5.46%, Maturing July 31, 2013	263,502
	Owens-Brockway Glass Container
406,938	Term Loan, 3.99%, Maturing June 14, 2013	390,660
	Pregis Corp.
1,261,000	Term Loan, 6.01%, Maturing October 12, 2011	1,172,730
	Smurfit-Stone Container Corp.
240,788	Term Loan, 4.50%, Maturing November 1, 2011	221,525
597,272	Term Loan, 4.73%, Maturing November 1, 2011	550,486
1,487,674	Term Loan, 4.74%, Maturing November 1, 2011	1,368,660
505,255	Term Loan, 5.93%, Maturing November 1, 2011	465,677
	Tegrant Holding Corp.
985,000	Term Loan, 6.52%, Maturing March 8, 2013	664,875
		$20,869,129
Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
$2,166,342	Term Loan, 5.44%, Maturing July 31, 2013	$1,993,035
	Bausch & Lomb, Inc.
260,239	Term Loan, 4.71%, Maturing April 30, 2015 (3)	242,239
1,033,148	Term Loan, 7.01%, Maturing April 30, 2015	961,688

	Prestige Brands, Inc.
$219,063	Term Loan, 5.95%, Maturing April 7, 2011	$207,015
		$3,403,977
Drugs — 0.9%
	Chattem, Inc.
$635,000	Term Loan, 4.54%, Maturing January 2, 2013	$606,425
	Graceway Pharmaceuticals, LLC
1,029,274	Term Loan, 6.51%, Maturing May 3, 2012	833,712
	Pharmaceutical Holdings Corp.
204,446	Term Loan, 6.68%, Maturing January 30, 2012	196,268
	Royal Pharma Finance Trust
492,500	Term Loan, 6.01%, Maturing April 16, 2013	468,491
	Stiefel Laboratories, Inc.
1,237,036	Term Loan, 5.04%, Maturing December 28, 2013	1,128,795
1,617,310	Term Loan, 5.04%, Maturing December 28, 2013	1,475,796
	Warner Chilcott Corp.
638,406	Term Loan, 5.76%, Maturing January 18, 2012	592,919
2,002,337	Term Loan, 5.76%, Maturing January 18, 2012	1,859,670
		$7,162,076
Ecological Services and Equipment — 0.9%
	Allied Waste Industries, Inc.
$1,107,287	Term Loan, 5.47%, Maturing January 15, 2012	$1,070,114
791,306	Term Loan, 5.64%, Maturing January 15, 2012	764,741
	Big Dumpster Merger Sub, Inc.
1,022,900	Term Loan, 6.01%, Maturing February 5, 2013	762,061
	Casella Waste Systems, Inc.
989,714	Term Loan, 4.50%, Maturing April 28, 2010	941,466
	IESI Corp.
2,000,000	Term Loan, 4.56%, Maturing January 20, 2012	1,860,000
	Sensus Metering Systems, Inc.
196,435	Term Loan, 4.72%, Maturing December 17, 2010	192,997
	Synagro Technologies, Inc.
740,625	Term Loan, 4.81%, Maturing June 21, 2012	599,906
	Waste Services, Inc.
814,129	Term Loan, 4.74%, Maturing March 31, 2011	719,120
	Wastequip, Inc.
430,695	Term Loan, 6.01%, Maturing February 5, 2013	320,868
		$7,231,273
Electronics/Electrical — 3.2%
	Aspect Software, Inc.
$1,014,000	Term Loan, 6.25%, Maturing July 11, 2011	$902,460
	Baldor Electric Co.
758,958	Term Loan, 4.89%, Maturing January 31, 2014	715,697
	Fairchild Semiconductor Corp.
562,063	Term Loan, 5.26%, Maturing June 26, 2013	494,615
	Freescale Semiconductor, Inc.
6,330,260	Term Loan, 4.24%, Maturing December 1, 2013	5,159,162
	Infor Enterprise Solutions Holdings
2,478,675	Term Loan, 6.52%, Maturing July 28, 2012	1,828,023
1,449,807	Term Loan, 7.52%, Maturing July 28, 2012	1,125,413
756,421	Term Loan, 7.52%, Maturing July 28, 2012	587,172
	Network Solutions, LLC
845,439	Term Loan, 6.24%, Maturing March 7, 2014	667,897
	Open Solutions, Inc.
4,157,169	Term Loan, 5.15%, Maturing January 23, 2014	2,930,804
	Sensata Technologies Finance Co.
4,877,185	Term Loan, 4.54%, Maturing April 27, 2013	4,107,506
	Spectrum Brands, Inc.
120,609	Term Loan, 4.72%, Maturing March 30, 2013	89,552
2,355,386	Term Loan, 6.73%, Maturing March 30, 2013	1,748,874
	SS&C Technologies, Inc.
1,484,885	Term Loan, 5.77%, Maturing November 23, 2012	1,399,504

	VeriFone, Inc.
$1,933,123	Term Loan, 5.55%, Maturing October 31, 2013	$1,836,467
	Vertafore, Inc.
2,216,460	Term Loan, 5.31%, Maturing January 31, 2012	2,028,061
		$25,621,207
Equipment Leasing — 0.3%
	The Hertz Corp.
$2,090,695	Term Loan, 4.17%, Maturing December 21, 2012	$1,868,297
379,938	Term Loan, 4.70%, Maturing December 21, 2012	339,522
		$2,207,819
Farming/Agriculture — 0.2%
	BF Bolthouse HoldCo, LLC
$1,426,108	Term Loan, 5.06%, Maturing December 16, 2012	$1,328,063
	Central Garden & Pet Co.
243,750	Term Loan, 4.97%, Maturing February 28, 2014	212,063
		$1,540,126
Financial Intermediaries — 1.7%
	Asset Acceptence Capital Corp.
$2,028,003	Term Loan, 5.23%, Maturing June 5, 2013	$1,886,043
	Citco III, Ltd.
2,999,664	Term Loan, 5.13%, Maturing June 30, 2014	2,609,707
	E.A. Viner International Co.
502,300	Term Loan, 6.77%, Maturing July 31, 2013	472,162
	Grosvenor Capital Management
1,639,494	Term Loan, 4.65%, Maturing December 5, 2013	1,475,544
	INVESTools, Inc.
1,536,000	Term Loan, 6.95%, Maturing August 13, 2012	1,397,760
	LPL Holdings, Inc.
3,173,424	Term Loan, 5.51%, Maturing December 18, 2014	2,856,082
	Nuveen Investments, Inc.
1,542,250	Term Loan, 6.73%, Maturing November 2, 2014	1,327,877
	Oxford Acquisition III, Ltd.
1,833,275	Term Loan, 4.55%, Maturing May 24, 2014	1,462,036
	RJO Holdings Corp. (RJ O’Brien)
497,487	Term Loan, 6.71%, Maturing July 31, 2014 (5)	358,191
		$13,845,402
Food Products — 2.2%
	Acosta, Inc.
$2,895,912	Term Loan, 5.96%, Maturing July 28, 2013	$2,548,403
	Advance Food Company, Inc.
19,850	Term Loan, 5.52%, Maturing March 16, 2014	16,376
229,833	Term Loan, 5.52%, Maturing March 16, 2014	189,612
	Advantage Sales & Marketing, Inc.
3,082,813	Term Loan, 5.62%, Maturing March 29, 2013	2,630,666
	American Seafoods Group, LLC
341,950	Term Loan, 5.01%, Maturing September 30, 2011	324,853
1,182,203	Term Loan, 5.51%, Maturing September 30, 2012	1,093,538
	B&G Foods, Inc.
1,500,000	Term Loan, 4.81%, Maturing February 23, 2013	1,410,000
	Birds Eye Foods, Inc.
734,650	Term Loan, 5.52%, Maturing March 22, 2013	650,165
	Dean Foods Co.
3,449,975	Term Loan, 5.27%, Maturing April 2, 2014	3,054,953
	Dole Food Company, Inc.
93,660	Term Loan, 4.69%, Maturing April 12, 2013	82,070
170,636	Term Loan, 4.74%, Maturing April 12, 2013	149,520
684,891	Term Loan, 4.79%, Maturing April 12, 2013	600,136
	Michael Foods, Inc.
252,790	Term Loan, 4.87%, Maturing November 21, 2010	240,150
	Pinnacle Foods Finance, LLC
3,085,938	Term Loan, 5.44%, Maturing April 2, 2014	2,579,328

	Reddy Ice Group, Inc.
$1,675,000	Term Loan, 4.54%, Maturing August 9, 2012	$1,390,250
	Wrigley Company
1,099,290	Term Loan, Maturing October 6, 2014 (2)	1,080,543
		$18,040,563
Food Service — 2.4%
	AFC Enterprises, Inc.
$757,142	Term Loan, 6.06%, Maturing May 23, 2009	$685,213
	Aramark Corp.
503,242	Term Loan, 4.49%, Maturing January 26, 2014	437,681
7,923,405	Term Loan, 5.64%, Maturing January 26, 2014	6,891,160
	Buffets, Inc.
411,168	Term Loan, 10.95%, Maturing January 22, 2009	154,188
40,947	Term Loan, 10.95%, Maturing January 22, 2009	15,355
742,269	DIP Loan, 11.25%, Maturing January 22, 2009	745,980
127,094	Term Loan, 10.97%, Maturing May 1, 2013	44,483
855,283	Term Loan, 10.95%, Maturing November 1, 2013	299,349
	CBRL Group, Inc.
1,551,236	Term Loan, 4.30%, Maturing April 27, 2013	1,361,210
	Denny’s, Inc.
455,508	Term Loan, 5.12%, Maturing March 31, 2012	415,651
123,333	Term Loan, 5.70%, Maturing March 31, 2012	112,542
	JRD Holdings, Inc.
3,460,156	Term Loan, 5.05%, Maturing June 26, 2014	3,131,441
	NPC International, Inc.
903,914	Term Loan, 4.90%, Maturing May 3, 2013	818,042
	OSI Restaurant Partners, LLC
254,791	Term Loan, 4.66%, Maturing May 9, 2013	175,806
3,099,229	Term Loan, 6.00%, Maturing May 9, 2014	2,138,468
	QCE Finance, LLC
1,477,411	Term Loan, 5.81%, Maturing May 5, 2013	1,161,245
	Sagittarius Restaurants, LLC
224,314	Term Loan, 9.50%, Maturing March 29, 2013	151,412
	Weight Watchers International, Inc.
982,500	Term Loan, 4.31%, Maturing January 26, 2014	935,013
		$19,674,239
Food/Drug Retailers — 2.2%
	General Nutrition Centers, Inc.
$2,293,847	Term Loan, 5.57%, Maturing September 16, 2013	$1,923,964
	Krispy Kreme Doughnut Corp.
340,444	Term Loan, 8.75%, Maturing February 16, 2014	330,231
	Pantry, Inc. (The)
2,112,153	Term Loan, 5.46%, Maturing May 15, 2014	1,879,816
608,056	Term Loan, 5.46%, Maturing May 15, 2014	541,169
	Rite Aid Corp.
6,121,744	Term Loan, 5.01%, Maturing June 1, 2014	4,989,221
2,940,000	Term Loan, 6.00%, Maturing June 4, 2014	2,499,000
	Roundy’s Supermarkets, Inc.
4,872,432	Term Loan, 5.52%, Maturing November 3, 2011	4,466,398
	Supervalu, Inc.
1,490,197	Term Loan, 4.68%, Maturing June 1, 2012	1,347,032
		$17,976,831
Forest Products — 1.5%
	Appleton Papers, Inc.
$888,750	Term Loan, 4.86%, Maturing June 5, 2014	$795,431
	Georgia-Pacific Corp.
2,855,779	Term Loan, 4.48%, Maturing December 20, 2012	2,530,637
6,858,920	Term Loan, 4.69%, Maturing December 20, 2012	6,078,004
	Newpage Corp.
1,513,563	Term Loan, 7.00%, Maturing December 5, 2014	1,382,072
	Xerium Technologies, Inc.
1,704,256	Term Loan, 9.26%, Maturing May 18, 2012	1,474,181
		$12,260,325

Healthcare — 10.3%
	Accellent, Inc.
$1,468,549	Term Loan, 5.31%, Maturing November 22, 2012	$1,248,266
	Advanced Medical Optics, Inc.
4,671,599	Term Loan, 4.76%, Maturing April 2, 2014	4,052,612
	American Medical Systems
518,511	Term Loan, 6.00%, Maturing July 20, 2012	461,475
	AMN Healthcare, Inc.
902,321	Term Loan, 5.51%, Maturing November 2, 2011	843,670
	AMR HoldCo, Inc.
1,421,119	Term Loan, 4.82%, Maturing February 10, 2012	1,325,193
	Biomet, Inc.
2,974,975	Term Loan, 6.76%, Maturing December 26, 2014	2,748,133
	Bright Horizons Family Solutions, Inc.
798,000	Term Loan, 7.50%, Maturing May 15, 2015	760,095
	Cardinal Health 409, Inc.
4,693,349	Term Loan, 6.01%, Maturing April 10, 2014	3,766,413
	Carestream Health, Inc.
3,813,767	Term Loan, 5.20%, Maturing April 30, 2013	3,279,839
	Community Health Systems, Inc.
422,136	Term Loan, 0.00%, Maturing July 25, 2014 (3)	371,480
8,251,857	Term Loan, 5.28%, Maturing July 25, 2014	7,261,634
	Concentra, Inc.
469,063	Term Loan, 6.02%, Maturing June 25, 2014	379,941
	ConMed Corp.
681,030	Term Loan, 5.20%, Maturing April 13, 2013	665,707
	CRC Health Corp.
1,690,505	Term Loan, 6.01%, Maturing February 6, 2013	1,394,667
766,639	Term Loan, 6.01%, Maturing February 6, 2013	632,477
	DaVita, Inc.
3,056,280	Term Loan, 4.88%, Maturing October 5, 2012	2,768,990
	DJO Finance, LLC
545,875	Term Loan, 6.74%, Maturing May 15, 2014	515,852
	Fresenius Medical Care Holdings
1,261,525	Term Loan, 4.93%, Maturing March 31, 2013	1,184,257
	Fresenius SE
324,947	Term Loan, Maturing September 30, 2014 (2)	320,073
175,053	Term Loan, Maturing September 30, 2014 (2)	172,427
	Hanger Orthopedic Group, Inc.
302,508	Term Loan, 5.71%, Maturing May 30, 2013	284,357
	HCA, Inc.
11,122,578	Term Loan, 6.01%, Maturing November 18, 2013	9,780,917
	Health Management Association, Inc.
9,061,459	Term Loan, 5.51%, Maturing February 28, 2014	7,679,586
	HealthSouth Corp.
3,933,642	Term Loan, 4.99%, Maturing March 10, 2013	3,562,754
	Ikaria Acquisition, Inc.
803,938	Term Loan, 5.05%, Maturing March 28, 2013	767,761
	IM U.S. Holdings, LLC
1,334,363	Term Loan, 5.45%, Maturing June 26, 2014	1,210,934
	Invacare Corp.
966,807	Term Loan, 5.25%, Maturing February 12, 2013	889,462
	inVentiv Health, Inc.
1,585,021	Term Loan, 5.52%, Maturing July 6, 2014	1,422,557
	Invitrogen Corp.
3,000,000	Term Loan, Maturing September 30, 2015 (2)	2,935,626
	Leiner Health Products, Inc.
23,580	Term Loan, 8.75%, Maturing May 27, 2011 (4)	22,401
	LifePoint Hospitals, Inc.
1,449,394	Term Loan, 4.44%, Maturing April 15, 2012	1,325,471
	MultiPlan Merger Corp.
1,879,411	Term Loan, 6.25%, Maturing April 12, 2013	1,716,528
2,541,535	Term Loan, 6.25%, Maturing April 12, 2013	2,321,268
	Mylan, Inc.
1,391,987	Term Loan, 7.04%, Maturing October 2, 2014	1,298,028

	National Mentor Holdings, Inc.
$73,271	Term Loan, 4.44%, Maturing June 29, 2013	$65,211
1,201,439	Term Loan, 5.77%, Maturing June 29, 2013	1,069,281
	National Rental Institutes, Inc.
232,359	Term Loan, 6.06%, Maturing March 31, 2013	199,828
	Physiotherapy Associates, Inc.
534,003	Term Loan, 8.50%, Maturing June 27, 2013	413,852
	Psychiatric Solutions, Inc.
991,190	Term Loan, 5.45%, Maturing May 31, 2014	895,375
	RadNet Management, Inc.
965,056	Term Loan, 7.06%, Maturing November 15, 2012	892,677
	ReAble Therapeutics Finance, LLC
3,796,344	Term Loan, 5.52%, Maturing November 16, 2013	3,302,819
	Renal Advantage, Inc.
755,706	Term Loan, 5.32%, Maturing October 5, 2012	627,236
	Select Medical Holdings Corp.
2,762,492	Term Loan, 4.87%, Maturing February 24, 2012	2,440,201
	Sunrise Medical Holdings, Inc.
533,516	Term Loan, 6.61%, Maturing May 13, 2010	446,019
	TZ Merger Sub., Inc. (TriZetto)
1,225,000	Term Loan, 8.26%, Maturing July 24, 2015	1,174,469
	Vanguard Health Holding Co., LLC
1,967,835	Term Loan, 6.01%, Maturing September 23, 2011	1,791,960
	Viant Holdings, Inc.
395,000	Term Loan, 6.02%, Maturing June 25, 2014	331,800
		$83,021,579
Home Furnishings — 1.6%
	Hunter Fan Co.
$281,675	Term Loan, 5.31%, Maturing April 16, 2014	$213,369
	Interline Brands, Inc.
1,685,649	Term Loan, 5.18%, Maturing June 23, 2013	1,588,724
1,167,319	Term Loan, 5.18%, Maturing June 23, 2013	1,100,198
	National Bedding Co., LLC
4,477,292	Term Loan, 4.62%, Maturing August 31, 2011	3,469,901
1,290,884	Term Loan - Second Lien, 7.50%, Maturing August 31, 2012	893,937
	Oreck Corp.
488,579	Term Loan, 5.61%, Maturing February 2, 2012 (5)	249,175
	Sealy Mattress Co.
1,900,000	Term Loan, 4.06%, Maturing August 25, 2011	1,824,000
1,175,999	Term Loan, 5.12%, Maturing August 25, 2012	1,046,639
	Simmons Co.
2,777,728	Term Loan, 5.35%, Maturing December 19, 2011	2,510,372
		$12,896,315
Industrial Equipment — 2.3%
	Brand Energy and Infrastructure Services, Inc.
$544,500	Term Loan, 6.93%, Maturing February 7, 2014	$507,066
	Bucyrus International, Inc.
495,000	Term Loan, 4.42%, Maturing May 4, 2014	467,775
	CEVA Group PLC U.S.
484,835	Term Loan, 6.76%, Maturing November 4, 2013	436,957
1,750,687	Term Loan, 6.19%, Maturing January 4, 2014	1,577,807
741,783	Term Loan, 6.70%, Maturing January 4, 2014	668,532
	EPD Holdings (Goodyear Engineering Products)
1,777,984	Term Loan, 5.30%, Maturing July 13, 2014	1,484,616
254,328	Term Loan, 6.21%, Maturing July 13, 2014	212,364
	Flowserve Corp.
229,632	Term Loan, 5.22%, Maturing August 10, 2012	218,151
	Generac Acquisition Corp.
1,277,719	Term Loan, 5.29%, Maturing November 7, 2013	959,886
	Gleason Corp.
174,893	Term Loan, 4.56%, Maturing June 30, 2013	159,153
336,936	Term Loan, 4.56%, Maturing June 30, 2013	306,611

	Itron, Inc.
$280,558	Term Loan, 5.46%, Maturing April 18, 2014	$260,918
	Jason, Inc.
291,176	Term Loan, 5.25%, Maturing April 30, 2010	250,412
	John Maneely Co.
2,475,089	Term Loan, 6.04%, Maturing December 8, 2013	2,379,179
	Kinetek Acquisition Corp.
468,920	Term Loan, 6.20%, Maturing November 10, 2013	436,096
46,892	Term Loan, 6.20%, Maturing November 10, 2013	43,610
134,659	Term Loan, 6.21%, Maturing July 11, 2014	123,886
359,091	Term Loan, 6.21%, Maturing July 11, 2014	330,364
	Polypore, Inc.
4,632,718	Term Loan, 6.03%, Maturing July 3, 2014	4,308,428
	Sequa Corp.
2,133,018	Term Loan, 6.95%, Maturing November 30, 2014	1,879,722
	TFS Acquisition Corp.
1,200,500	Term Loan, 7.26%, Maturing August 11, 2013	1,128,470
		$18,140,003
Insurance — 1.6%
	Alliant Holdings I, Inc.
$693,000	Term Loan, 6.76%, Maturing August 21, 2014	$599,445
	AmWINS Group, Inc.
493,750	Term Loan, 5.17%, Maturing June 8, 2013	382,656
	Applied Systems, Inc.
958,219	Term Loan, 6.13%, Maturing September 26, 2013	910,308
	CCC Information Services Group, Inc.
785,685	Term Loan, 6.02%, Maturing February 10, 2013	758,186
	Conseco, Inc.
4,423,695	Term Loan, 5.71%, Maturing October 10, 2013	3,328,830
	Crawford & Company
872,857	Term Loan, 6.52%, Maturing October 31, 2013	855,400
	Crump Group, Inc.
655,455	Term Loan, 6.71%, Maturing August 4, 2014	557,137
	Getty Images, Inc.
2,225,000	Term Loan, 7.25%, Maturing July 2, 2015	2,154,541
	Hub International Holdings, Inc.
467,710	Term Loan, 6.26%, Maturing June 13, 2014	408,077
2,081,244	Term Loan, 6.26%, Maturing June 13, 2014	1,815,885
	U.S.I. Holdings Corp.
1,778,737	Term Loan, 6.52%, Maturing May 4, 2014	1,507,480
		$13,277,945
Leisure Goods/Activities/Movies — 5.0%
	AMC Entertainment, Inc.
$4,633,936	Term Loan, 5.18%, Maturing January 26, 2013	$4,067,933
	AMF Bowling Worldwide, Inc.
493,750	Term Loan, 5.35%, Maturing June 8, 2013	399,938
	Bombardier Recreational Products
2,483,586	Term Loan, 5.29%, Maturing June 28, 2013	2,127,606
	Carmike Cinemas, Inc.
1,209,632	Term Loan, 6.31%, Maturing May 19, 2012	1,093,205
666,327	Term Loan, 6.47%, Maturing May 19, 2012	602,193
	Cedar Fair, L.P.
3,677,952	Term Loan, 5.70%, Maturing August 30, 2012	3,205,949
	Cinemark, Inc.
3,936,291	Term Loan, 4.62%, Maturing October 5, 2013	3,397,019
	Dave & Buster’s, Inc.
47,813	Term Loan, 6.02%, Maturing March 8, 2013	45,422
121,875	Term Loan, 6.02%, Maturing March 8, 2013	115,781
	Deluxe Entertainment Services
1,131,100	Term Loan, 5.61%, Maturing January 28, 2011	961,435
109,057	Term Loan, 6.01%, Maturing January 28, 2011	92,699
59,055	Term Loan, 6.01%, Maturing January 28, 2011	50,197
	DW Funding, LLC
668,195	Term Loan, 4.67%, Maturing April 30, 2011	631,444

	Easton-Bell Sports, Inc.
$1,959,818	Term Loan, 4.45%, Maturing March 16, 2012	$1,734,439
	Fender Musical Instruments Corp.
1,406,366	Term Loan, 5.17%, Maturing June 9, 2014	1,241,118
707,675	Term Loan, 6.02%, Maturing June 9, 2014	624,523
	Mega Blocks, Inc.
1,469,227	Term Loan, 8.75%, Maturing July 26, 2012	1,204,766
	Metro-Goldwyn-Mayer Holdings, Inc.
249,005	Term Loan, 7.01%, Maturing April 8, 2012	177,790
2,964,107	Term Loan, 7.01%, Maturing April 8, 2012	2,116,373
	National CineMedia, LLC
2,400,000	Term Loan, 4.57%, Maturing February 13, 2015	2,051,143
	Regal Cinemas Corp.
5,424,791	Term Loan, 5.26%, Maturing November 10, 2010	4,746,692
	Revolution Studios Distribution Co., LLC
599,873	Term Loan, 7.46%, Maturing December 21, 2014	545,885
	Six Flags Theme Parks, Inc.
2,073,750	Term Loan, 5.32%, Maturing April 30, 2015	1,681,811
	Ticketmaster
1,525,000	Term Loan, 6.64%, Maturing July 22, 2014	1,448,750
	Universal City Development Partners, Ltd.
796,080	Term Loan, 5.92%, Maturing June 9, 2011	768,217
	WMG Acquisition Corp.
3,941,308	Term Loan, 5.07%, Maturing February 28, 2011	3,571,811
	Zuffa, LLC
1,483,731	Term Loan, 5.25%, Maturing June 20, 2016	1,201,822
		$39,905,961
Lodging and Casinos — 2.7%
	Ameristar Casinos, Inc.
$730,594	Term Loan, 5.77%, Maturing November 10, 2012	$642,922
	Green Valley Ranch Gaming, LLC
1,245,309	Term Loan, 5.71%, Maturing February 16, 2014	882,093
	Harrah’s Operating Co.
1,592,000	Term Loan, 5.80%, Maturing January 28, 2015	1,288,724
1,990,000	Term Loan, 5.80%, Maturing January 28, 2015	1,613,144
	Herbst Gaming, Inc.
70,357	Term Loan, 10.50%, Maturing December 2, 2011	43,973
1,699,377	Term Loan, 10.50%, Maturing December 2, 2011	1,062,111
	Isle of Capri Casinos, Inc.
2,520,021	Term Loan, 5.51%, Maturing November 30, 2013	2,041,217
830,076	Term Loan, 5.51%, Maturing November 30, 2013	672,362
1,008,010	Term Loan, 5.51%, Maturing November 30, 2013	816,488
	LodgeNet Entertainment Corp.
1,946,671	Term Loan, 5.77%, Maturing April 4, 2014	1,674,137
	New World Gaming Partners, Ltd.
744,375	Term Loan, 5.28%, Maturing June 30, 2014	538,431
150,000	Term Loan, 5.28%, Maturing June 30, 2014	108,500
	Penn National Gaming, Inc.
3,112,850	Term Loan, 4.48%, Maturing October 3, 2012	2,814,016
	Venetian Casino Resort/Las Vegas Sands, Inc.
913,141	Term Loan, 5.52%, Maturing May 14, 2014	695,129
3,947,185	Term Loan, 5.52%, Maturing May 23, 2014	3,004,794
	VML US Finance, LLC
83,333	Term Loan, 6.02%, Maturing May 25, 2012	73,281
166,667	Term Loan, 6.02%, Maturing May 25, 2013	146,563
900,000	Term Loan, 6.02%, Maturing May 25, 2013	791,438
	Wimar OpCo, LLC
3,800,525	Term Loan, 8.25%, Maturing January 3, 2012	2,590,058
		$21,499,381
Nonferrous Metals/Minerals — 1.4%
	Alpha Natural Resources, LLC
$279,750	Term Loan, 5.56%, Maturing October 26, 2012	$265,763

	Compass Minerals Group, Inc.
$2,008,491	Term Loan, 4.94%, Maturing December 22, 2012	$1,935,683
	Murray Energy Corp.
337,750	Term Loan, 6.94%, Maturing January 28, 2010	329,306
	Noranda Aluminum Acquisition
4,774,118	Term Loan, 4.81%, Maturing May 18, 2014	4,201,224
	Novelis, Inc.
455,176	Term Loan, 5.77%, Maturing June 28, 2014	399,644
1,001,387	Term Loan, 5.77%, Maturing June 28, 2014	879,218
	Oxbow Carbon and Mineral Holdings
218,616	Term Loan, 5.76%, Maturing May 8, 2014	196,208
2,441,948	Term Loan, 5.76%, Maturing May 8, 2014	2,191,649
	Tube City IMS Corp.
878,513	Term Loan, 5.76%, Maturing January 25, 2014	786,270
108,108	Term Loan, 5.76%, Maturing January 25, 2014	96,757
		$11,281,722
Oil and Gas — 1.9%
	Atlas Pipeline Partners, L.P.
$1,120,000	Term Loan, 6.21%, Maturing July 20, 2014	$1,027,600
	Big West Oil, LLC
546,875	Term Loan, 4.68%, Maturing May 1, 2014	462,109
687,500	Term Loan, 5.07%, Maturing May 1, 2014	580,938
	Citgo Petroleum Corp.
441,595	Term Loan, 5.08%, Maturing November 15, 2012	399,643
	Dresser, Inc.
2,426,442	Term Loan, 5.10%, Maturing May 4, 2014	2,216,150
	Dynegy Holdings, Inc.
2,651,064	Term Loan, 5.21%, Maturing April 2, 2013	2,274,613
147,447	Term Loan, 5.21%, Maturing April 2, 2013	126,509
	Energy Transfer Equity, L.P.
900,000	Term Loan, 4.55%, Maturing February 8, 2012	832,500
	Enterprise GP Holdings, L.P.
800,000	Term Loan, 4.92%, Maturing October 31, 2014	748,000
	Hercules Offshore, Inc.
495,000	Term Loan, 4.55%, Maturing July 6, 2013	472,725
	IFM (US) Colonial Pipeline 2, LLC
393,995	Term Loan, 4.81%, Maturing February 27, 2012	380,205
	Niska Gas Storage
94,085	Term Loan, 4.84%, Maturing May 13, 2011	84,676
86,228	Term Loan, 4.84%, Maturing May 13, 2011	77,606
127,821	Term Loan, 4.85%, Maturing May 13, 2011	115,039
844,847	Term Loan, 4.85%, Maturing May 12, 2013	760,363
	Targa Resources, Inc.
1,420,003	Term Loan, 5.76%, Maturing October 31, 2012	1,285,103
2,518,994	Term Loan, 5.97%, Maturing October 31, 2012	2,279,690
	Volnay Acquisition Co.
1,588,500	Term Loan, 5.30%, Maturing January 12, 2014	1,469,363
		$15,592,832
Publishing — 6.3%
	American Media Operations, Inc.
$2,027,141	Term Loan, 5.99%, Maturing January 31, 2013	$1,707,867
	Black Press US Partnership
363,384	Term Loan, 4.81%, Maturing August 2, 2013	302,517
598,514	Term Loan, 4.81%, Maturing August 2, 2013	498,263
	CanWest MediaWorks, Ltd.
2,086,200	Term Loan, 4.81%, Maturing July 10, 2014	1,820,209
	Dex Media West, LLC
3,215,000	Term Loan, 7.41%, Maturing October 24, 2014	2,803,940
	GateHouse Media Operating, Inc.
868,478	Term Loan, 4.80%, Maturing August 28, 2014	421,212
2,231,522	Term Loan, 4.81%, Maturing August 28, 2014	1,082,288

	Idearc, Inc.
$10,168,737	Term Loan, 5.77%, Maturing November 17, 2014	$6,009,724
	Laureate Education, Inc.
542,189	Term Loan, 6.44%, Maturing August 17, 2014	475,771
3,623,183	Term Loan, 6.44%, Maturing August 17, 2014	3,179,343
	Local Insight Regatta Holdings, Inc.
1,346,625	Term Loan, 7.77%, Maturing April 23, 2015	1,173,809
	MediaNews Group, Inc.
1,027,335	Term Loan, 6.20%, Maturing August 25, 2010	708,861
330,835	Term Loan, 6.20%, Maturing December 30, 2010	238,201
1,659,151	Term Loan, 7.45%, Maturing August 2, 2013	1,306,582
	Merrill Communications, LLC
1,666,179	Term Loan, 5.98%, Maturing February 9, 2009	1,137,167
	Nebraska Book Co., Inc.
2,306,345	Term Loan, 4.51%, Maturing March 4, 2011	2,167,965
	Nelson Education, Ltd.
346,500	Term Loan, 6.26%, Maturing July 5, 2014	304,054
	Newspaper Holdings, Inc.
350,000	Term Loan, 4.38%, Maturing July 24, 2014	288,750
	Nielsen Finance, LLC
7,649,708	Term Loan, 4.80%, Maturing August 9, 2013	6,639,946
	Penton Media, Inc.
987,469	Term Loan, 5.06%, Maturing February 1, 2013	728,258
	Philadelphia Newspapers, LLC
470,847	Term Loan, 7.75%, Maturing June 29, 2013	226,006
	R.H. Donnelley Corp.
838,986	Term Loan, 6.83%, Maturing June 30, 2010	739,986
	Reader’s Digest Association, Inc. (The)
5,080,165	Term Loan, 4.71%, Maturing March 2, 2014	3,657,719
	SGS International, Inc.
195,026	Term Loan, 6.27%, Maturing December 30, 2011	182,350
731,693	Term Loan, 6.27%, Maturing December 30, 2011	680,474
	Source Interlink Companies, Inc.
997,481	Term Loan, 6.96%, Maturing August 1, 2014	763,073
	Source Media, Inc.
640,626	Term Loan, 8.77%, Maturing November 8, 2011	512,501
	Star Tribune Co. (The)
1,083,500	Term Loan, 6.25%, Maturing March 5, 2014	352,138
	TL Acquisitions, Inc.
1,386,000	Term Loan, 6.20%, Maturing July 5, 2014	1,139,985
	Tribune Co.
3,413,545	Term Loan, 5.54%, Maturing May 17, 2009	3,157,529
1,975,025	Term Loan, 5.79%, Maturing May 17, 2014	883,824
	Xsys, Inc.
645,050	Term Loan, 6.13%, Maturing September 27, 2013	506,364
130,939	Term Loan, 6.13%, Maturing September 27, 2013	102,787
638,552	Term Loan, 6.13%, Maturing September 27, 2014	501,263
134,855	Term Loan, 6.13%, Maturing September 27, 2014	105,861
	Yell Group, PLC
4,350,000	Term Loan, 5.70%, Maturing February 10, 2013	3,755,499
		$50,262,086
Radio and Television — 4.2%
	Block Communications, Inc.
$1,144,176	Term Loan, 5.70%, Maturing December 22, 2011	$1,046,921
	Citadel Broadcasting Corp.
5,475,000	Term Loan, 5.37%, Maturing June 12, 2014	4,065,188
	CMP Susquehanna Corp.
1,412,679	Term Loan, 5.33%, Maturing May 5, 2013	1,010,065
	Cumulus Media, Inc.
1,352,699	Term Loan, 4.53%, Maturing June 11, 2014	1,048,342
	Discovery Communications, Inc.
2,518,125	Term Loan, 5.76%, Maturing April 30, 2014	2,352,873

	Emmis Operating Co.
$1,454,365	Term Loan, 5.69%, Maturing November 2, 2013	$1,182,883
	Entravision Communications Corp.
235,000	Term Loan, 4.29%, Maturing September 29, 2013	202,100
	Gray Television, Inc.
1,611,065	Term Loan, 4.29%, Maturing January 19, 2015	1,256,631
	HIT Entertainment, Inc.
1,304,350	Term Loan, 4.80%, Maturing March 20, 2012	1,082,611
	LBI Media, Inc.
243,750	Term Loan, 5.20%, Maturing March 31, 2012	210,844
	Live Nation Worldwide, Inc.
771,295	Term Loan, 7.02%, Maturing December 21, 2013	740,443
	Local TV Finance, LLC
987,500	Term Loan, 4.87%, Maturing May 7, 2013	849,250
	NEP II, Inc.
812,617	Term Loan, 6.01%, Maturing February 16, 2014	719,166
	Nexstar Broadcasting, Inc.
155,722	Term Loan, 5.51%, Maturing October 1, 2012	136,257
147,362	Term Loan, 5.51%, Maturing October 1, 2012	128,942
	PanAmSat Corp.
2,703,565	Term Loan, 5.29%, Maturing January 3, 2014	2,465,313
2,702,750	Term Loan, 5.29%, Maturing January 3, 2014	2,464,570
2,702,750	Term Loan, 5.29%, Maturing January 3, 2014	2,464,570
	Paxson Communications Corp.
250,000	Term Loan, 6.04%, Maturing January 15, 2012	191,250
	Raycom TV Broadcasting, LLC
1,800,000	Term Loan, 5.25%, Maturing June 25, 2014	1,665,000
	SFX Entertainment
114,495	Term Loan, 7.02%, Maturing June 21, 2013	109,915
	Sirius Satellite Radio, Inc.
495,000	Term Loan, 5.44%, Maturing December 19, 2012	433,125
	Spanish Broadcasting System, Inc.
852,926	Term Loan, 5.52%, Maturing June 10, 2012	511,755
	Univision Communications, Inc.
1,885,250	Term Loan - Second Lien, 6.50%, Maturing March 29, 2009	1,734,430
6,716,667	Term Loan, 5.12%, Maturing September 29, 2014	4,355,759
	Young Broadcasting, Inc.
524,683	Term Loan, 5.32%, Maturing November 3, 2012	407,941
707,004	Term Loan, 5.32%, Maturing November 3, 2012	549,695
		$33,385,839
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$1,568,912	Term Loan, 5.23%, Maturing April 26, 2013	$1,459,088
	Rail America, Inc.
57,760	Term Loan, 6.79%, Maturing August 14, 2009	56,027
892,240	Term Loan, 6.79%, Maturing August 13, 2010	865,473
		$2,380,588
Retailers (Except Food and Drug) — 2.0%
	Amscan Holdings, Inc.
$344,750	Term Loan, 5.29%, Maturing May 25, 2013	$305,104
	Claire’s Stores, Inc.
246,875	Term Loan, 5.85%, Maturing May 24, 2014	150,439
	Cumberland Farms, Inc.
1,463,048	Term Loan, 5.28%, Maturing September 29, 2013	1,353,319
	Educate, Inc.
447,148	Term Loan, 6.10%, Maturing June 14, 2013	413,612
	FTD, Inc.
1,275,000	Term Loan, 7.93%, Maturing July 31, 2014	1,260,656
	Harbor Freight Tools USA, Inc.
647,378	Term Loan, 5.96%, Maturing July 15, 2010	559,173
	Josten’s Corp.
1,718,131	Term Loan, 5.17%, Maturing October 4, 2011	1,654,417

	Neiman Marcus Group, Inc.
$2,083,824	Term Loan, 4.57%, Maturing April 5, 2013	$1,812,347
	Orbitz Worldwide, Inc.
841,500	Term Loan, 6.58%, Maturing July 25, 2014	608,685
	Oriental Trading Co., Inc.
1,911,009	Term Loan, 5.40%, Maturing July 31, 2013	1,299,486
	Pep Boys - Manny, Moe, & Jack, (The)
1,494,701	Term Loan, 4.81%, Maturing January 27, 2011	1,345,231
	Rent-A-Center, Inc.
1,572,463	Term Loan, 4.59%, Maturing November 15, 2012	1,446,666
	Rover Acquisition Corp.
736,875	Term Loan, 5.65%, Maturing October 26, 2013	654,713
	Savers, Inc.
112,214	Term Loan, 5.55%, Maturing August 11, 2012	102,115
122,757	Term Loan, 5.55%, Maturing August 11, 2012	111,709
	The Yankee Candle Company, Inc.
3,218,166	Term Loan, 5.76%, Maturing February 6, 2014	2,663,032
		$15,740,704
Steel — 0.4%
	Algoma Acquisition Corp.
$1,806,358	Term Loan, 5.69%, Maturing June 20, 2013	$1,734,103
	Niagara Corp.
1,987,425	Term Loan, 8.78%, Maturing June 29, 2014	1,689,311
		$3,423,414
Surface Transport — 0.3%
	Gainey Corp.
$940,522	Term Loan, 7.00%, Maturing April 20, 2012 (4)	$293,913
	Oshkosh Truck Corp.
934,500	Term Loan, 4.32%, Maturing December 6, 2013	810,012
	Swift Transportation Co., Inc.
1,877,907	Term Loan, 6.06%, Maturing May 10, 2014	1,225,334
		$2,329,259
Telecommunications — 3.7%
	Alaska Communications Systems Holdings, Inc.
$331,767	Term Loan, 5.51%, Maturing February 1, 2012	$302,530
1,361,488	Term Loan, 5.51%, Maturing February 1, 2012	1,241,507
	Alltell Communication
3,979,912	Term Loan, 5.32%, Maturing May 16, 2014	3,844,969
6,737,118	Term Loan, 5.00%, Maturing May 16, 2015	6,556,058
	Asurion Corp.
4,250,000	Term Loan, 5.74%, Maturing July 13, 2012	3,721,406
	Cellular South, Inc.
375,000	Term Loan, 0.00%, Maturing May 29, 2014 (3)	348,750
1,110,938	Term Loan, 5.15%, Maturing May 29, 2014	1,033,172
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 5.75%, Maturing February 9, 2011	303,508
	CommScope, Inc.
4,768,245	Term Loan, 6.19%, Maturing November 19, 2014	4,458,309
	Crown Castle Operating Co.
369,375	Term Loan, 5.38%, Maturing January 9, 2014	325,050
	FairPoint Communications, Inc.
1,375,000	Term Loan, 5.75%, Maturing March 31, 2015	1,141,250
	Intelsat Subsidiary Holding Co.
270,188	Term Loan, 5.29%, Maturing July 3, 2013	246,715
	Iowa Telecommunications Services
1,450,000	Term Loan, 5.40%, Maturing November 23, 2011	1,301,375
	IPC Systems, Inc.
1,382,500	Term Loan, 6.01%, Maturing May 31, 2014	881,344
	NTelos, Inc.
1,838,713	Term Loan, 5.96%, Maturing August 24, 2011	1,720,345

	Stratos Global Corp.
$188,000	Term Loan, 6.26%, Maturing February 13, 2012	$174,605
	Telesat Canada, Inc.
1,332,503	Term Loan, 5.85%, Maturing October 22, 2014	1,197,920
114,444	Term Loan, 6.59%, Maturing October 22, 2014	102,885
	Windstream Corp.
812,471	Term Loan, 4.29%, Maturing July 17, 2013	746,796
		$29,648,494
Utilities — 2.5%
	AEI Finance Holding, LLC
$248,694	Revolving Loan, 6.36%, Maturing March 30, 2012	$228,799
1,969,879	Term Loan, 6.76%, Maturing March 30, 2014	1,812,289
	Astoria Generating Co.
978,731	Term Loan, 4.96%, Maturing February 23, 2013	902,390
	BRSP, LLC
453,075	Term Loan, 5.86%, Maturing July 13, 2009	377,910
	Calpine Corp.
2,475,072	DIP Loan, 6.65%, Maturing March 30, 2009	2,114,125
	Covanta Energy Corp.
1,270,498	Term Loan, 4.63%, Maturing February 9, 2014	1,144,506
635,155	Term Loan, 5.55%, Maturing February 9, 2014	572,168
	NRG Energy, Inc.
2,113,998	Term Loan, 5.26%, Maturing June 1, 2014	1,867,952
4,304,385	Term Loan, 5.26%, Maturing June 1, 2014	3,803,402
	NSG Holdings, LLC
114,488	Term Loan, 4.32%, Maturing June 15, 2014	103,898
833,840	Term Loan, 4.32%, Maturing June 15, 2014	756,709
	TXU Texas Competitive Electric Holdings Co., LLC
3,576,431	Term Loan, 6.23%, Maturing October 10, 2014	3,035,496
2,327,120	Term Loan, 6.28%, Maturing October 10, 2014	1,971,818
	USPF Holdings, LLC
925,439	Term Loan, 4.24%, Maturing April 11, 2014	731,097
	Vulcan Energy Corp.
776,840	Term Loan, 6.25%, Maturing July 23, 2010	753,535
		$20,176,094
Total Senior Floating-Rate Interests (identified cost $881,930,778)		$774,181,688

Corporate Bonds & Notes — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.1%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	7.541%, 2/15/15	$895,000
		$895,000
Electronics/Electrical — 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	5.541%, 10/15/13	$199,125
		$199,125
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	6.069%, 6/15/13	$256,500
		$256,500
Total Corporate Bonds & Notes (identified cost $1,546,139)		$1,350,625

Short-Term Investments — 3.8%

Commercial Paper — 2.8%

Principal			Maturity
Amount	Borrower	Rate	Date	Amount
$5,691,000	IBM Corp. (6)	2.25%	10/06/08	$5,689,222
8,000,000	Microsoft Corp. (6)	1.50%	10/06/08	7,998,333
3,850,000	Novartis Finance Corp. (6)	0.75%	10/01/08	3,850,000
5,000,000	Toyota Motor Credit Corp.	2.20%	10/02/08	4,999,695
Total Commercial Paper (identified cost $22,537,250)				$22,537,250

Time Deposit — 1.0%

Principal			Maturity
Amount	Borrower	Rate	Date	Value
$8,087,000	BNP Paribas	4.00%	10/01/08	$8,087,000
Total Time Deposit (identified cost $8,087,000)				$8,087,000
Total Short-Term Investments (identified cost $30,624,250)				$30,624,250
Total Investments — 100.4% (identified cost $914,101,167)				$806,156,563
Less Unfunded Loan Commitments — (0.1)%				$(829,136)
Net Investments — 100.3% (identified cost $913,272,031)				$805,327,427
Other Assets, Less Liabilities — (0.3)%				$(2,467,389)
Net Assets— 100.0%				$802,860,038

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after September 30, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund.
(6)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$913,277,834
Gross unrealized appreciation	$357,152
Gross unrealized depreciation	(108,307,559)
Net unrealized depreciation	$(107,950,407)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	805,078,252
Level 3	Significant Unobservable Inputs	249,175
Total		$805,327,427

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:.

Investments
In Securities
Balance as of December 31, 2007	$285,584
Realized gains (losses)	(6)
Change in net unrealized appreciation (depreciation)	(32,425)
Net purchases (sales)	(3,807)
Accrued discount (premium)	(171)
Net transfers to (from) Level 3	—
Balance as of September 30, 2008	$249,175

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance VT Worldwide Health Sciences Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.62%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 6.88% (1)
Merck KGAA	6,500	$691,630	3.09%
Novartis AG	16,100	849,888	3.79%
		$1,541,518	6.88%
Major Capitalization - Far East — 2.99% (1)
Shionogi & Co., Ltd.	33,000	$669,591	2.99%
		$669,591	2.99%
Major Capitalization - North America — 55.98% (1)
Abbott Laboratories	16,800	$967,344	4.32%
Amgen, Inc. (2)	17,000	1,007,590	4.50%
Baxter International, Inc.	13,100	859,753	3.84%
Biogen Idec, Inc. (2)	17,600	885,104	3.95%
Bristol-Myers Squibb Co.	38,300	798,555	3.56%
Covidien, Ltd.	17,400	935,424	4.18%
Genentech, Inc. (2)	19,500	1,729,260	7.72%
Genzyme Corp. (2)	16,200	1,310,418	5.85%
Gilead Sciences, Inc. (2)	12,500	569,750	2.54%
ImClone Systems, Inc. (2)	23,500	1,467,340	6.55%
Pfizer, Inc.	48,900	901,716	4.03%
Schering-Plough Corp.	25,000	461,750	2.06%
Shire PLC ADR	13,500	644,625	2.88%
		$12,538,629	55.98%
Small & Mid Capitalization - Far East — 1.84% (1)
Nichi-Iko Pharmaceutical Co., Ltd.	6,000	$146,353	0.65%
Sawai Pharmaceutical Co., Ltd.	3,500	138,721	0.62%
Towa Pharmaceutical Co., Ltd.	3,500	126,885	0.57%
		$411,959	1.84%
Small & Mid Capitalization - North America — 28.93% (1)
Align Technology, Inc. (2)	28,500	$308,655	1.38%
BioMarin Pharmaceutical, Inc. (2)	16,000	423,840	1.89%
Cubist Pharmaceuticals, Inc. (2)	16,000	355,680	1.59%
Exelixis, Inc. (2)	36,300	220,704	0.98%
Genomic Health, Inc. (2)	13,400	303,510	1.35%
Gen-Probe, Inc. (2)	16,800	891,240	3.98%
InterMune, Inc. (2)	17,900	306,269	1.37%
Masimo Corp. (2)	17,000	632,400	2.82%
Mylan, Inc. (2)	21,000	239,820	1.07%
NPS Pharmaceuticals, Inc. (2)	34,800	248,472	1.11%
Onyx Pharmaceuticals, Inc. (2)	18,300	662,094	2.96%
OSI Pharmaceuticals, Inc. (2)	6,600	325,314	1.45%
Par Pharmaceutical Cos., Inc. (2)	12,200	149,938	0.67%
United Therapeutics Corp. (2)	4,900	515,333	2.30%
Vertex Pharmaceuticals, Inc. (2)	27,000	897,480	4.01%
		$6,480,749	28.93%
Total Common Stocks (identified cost $18,980,415)		$21,642,446

1

Short-Term Investments — 3.59%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Toyota Motor Credit Corp., Commercial Paper, 2.20%, 10/2/08	$345	$344,979	1.54%
BNP Paribas, Time Deposit, 4.00%, 10/1/08	460	460,000	2.05%
Total Short-Term Investments (identified cost $804,979)		$804,979	3.59%
Total Investments (identified cost $19,785,394)		$22,447,425	100.21%
Other Assets, Less Liabilities		$(47,726)	(0.21)%
Net Assets		$22,399,699	100.00%

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	85.62%	$19,179,732
Japan	4.83	1,081,550
Switzerland	3.79	849,888
Germany	3.09	691,630
United Kingdom	2.88	644,625
	100.21%	$22,447,425

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,810,814
Gross unrealized appreciation	$4,528,423
Gross unrealized depreciation	(1,891,812)
Net unrealized appreciation	$2,636,611

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$19,019,378
Level 2	Other Significant Observable Inputs	3,428,047
Level 3	Significant Unobservable Inputs	—
Total		$22,447,425

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

Eaton Vance VT Large-Cap Value Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 6.3%
General Dynamics Corp.	5,371	$395,413
Lockheed Martin Corp.	4,606	505,140
United Technologies Corp.	9,154	549,789
		$1,450,342
Auto Components — 1.2%
Johnson Controls, Inc.	8,982	$272,424
		$272,424
Biotechnology — 1.8%
Amgen, Inc. (1)	6,912	$409,674
		$409,674
Capital Markets — 3.3%
Franklin Resources, Inc.	4,061	$357,896
Morgan Stanley	7,432	170,936
State Street Corp.	3,958	225,131
		$753,963
Commercial Banks — 6.5%
PNC Financial Services Group, Inc.	5,181	$387,021
U.S. Bancorp	15,234	548,729
Wells Fargo & Co.	15,403	578,075
		$1,513,825
Computers & Peripherals — 4.8%
Hewlett-Packard Co.	12,956	$599,085
International Business Machines Corp.	4,357	509,595
		$1,108,680
Diversified Financial Services — 5.1%
Bank of America Corp.	14,354	$502,390
JPMorgan Chase & Co.	14,395	672,246
		$1,174,636
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	20,407	$569,763
Verizon Communications, Inc.	16,133	517,708
		$1,087,471
Electric Utilities — 3.5%
Edison International	8,860	$353,514
FirstEnergy Corp.	6,977	467,389
		$820,903
Energy Equipment & Services — 4.0%
Diamond Offshore Drilling, Inc.	1,800	$185,508
Halliburton Co.	6,770	219,280
National-Oilwell Varco, Inc. (1)	4,437	222,871
Transocean, Inc. (1)	2,703	296,898
		$924,557
Food & Staples Retailing — 5.0%
CVS Caremark Corp.	10,294	$346,496
Kroger Co. (The)	16,793	461,472
Safeway, Inc.	4,777	113,310
Wal-Mart Stores, Inc.	3,864	231,415
		$1,152,693
Food Products — 2.5%
Nestle SA	13,195	$571,756
		$571,756
Health Care Providers & Services — 0.9%
Aetna, Inc.	5,777	$208,607
		$208,607
Household Products — 1.6%
Kimberly-Clark Corp.	5,698	$369,458
		$369,458

1

Industrial Conglomerates — 0.7%
General Electric Co.	6,761	$172,405
		$172,405
Insurance — 9.7%
ACE, Ltd.	2,507	$135,704
Aflac, Inc.	4,542	266,843
Chubb Corp.	8,764	481,144
Lincoln National Corp.	6,297	269,575
MetLife, Inc.	9,596	537,376
Travelers Companies, Inc. (The)	12,343	557,904
		$2,248,546
Leisure Equipment & Products — 0.6%
Mattel, Inc.	7,612	$137,320
		$137,320
Machinery — 2.0%
Caterpillar, Inc.	4,447	$265,041
Deere & Co.	3,794	187,803
		$452,844
Media — 3.6%
Comcast Corp., Class A	14,913	$292,742
Time Warner, Inc.	20,260	265,609
Walt Disney Co.	8,636	265,039
		$823,390
Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR	6,283	$326,653
Freeport-McMoRan Copper & Gold, Inc., Class B	3,365	191,300
		$517,953
Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	13,151	$431,221
		$431,221
Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	4,198	$203,645
Apache Corp.	2,882	300,535
ConocoPhillips	6,225	455,981
Exxon Mobil Corp.	5,493	426,586
Hess Corp.	4,153	340,878
Occidental Petroleum Corp.	7,367	519,005
XTO Energy, Inc.	4,272	198,733
		$2,445,363
Pharmaceuticals — 5.5%
Abbott Laboratories	2,947	$169,688
Johnson & Johnson	8,544	591,928
Merck & Co., Inc.	7,071	223,161
Schering-Plough Corp.	15,833	292,436
		$1,277,213
Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	2,225	$218,985
Boston Properties, Inc.	2,302	215,605
Simon Property Group, Inc.	2,739	265,683
		$700,273
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	4,394	$406,137
		$406,137
Specialty Retail — 2.8%
Best Buy Co., Inc.	7,437	$278,888
Staples, Inc.	10,985	247,163
TJX Companies, Inc. (The)	4,334	132,274
		$658,325
Tobacco — 1.2%
Philip Morris International, Inc.	5,737	$275,950
		$275,950
Total Common Stocks (identified cost $24,126,588)		$22,365,929

2

Short-Term Investments — 2.7%

	Principal amount
Security	(000’s omitted)	Value
Novartis Finance Corp., Commercial Paper, 0.75%, 10/1/08 (2)	626	$626,000
Total Short-Term Investments (identified cost $626,000)		$626,000
Total Investments — 99.5% (identified cost $24,752,588)		$22,991,929
Other Assets, Less Liabilities — 0.5%		$108,726
Net Assets — 100.0%		$23,100,655

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,756,959
Gross unrealized appreciation	$718,613
Gross unrealized depreciation	(2,483,643)
Net unrealized depreciation	$(1,765,030)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$21,794,173
Level 2	Other Significant Observable Inputs	1,197,756
Level 3	Significant Unobservable Inputs	—
Total		$22,991,929

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008